CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues, net of value-added tax	¥ 383,956	$ 52,602	¥ 537,402	¥ 472,085
Cost of revenues	(463,118)	(63,447)	(614,010)	(624,494)
Gross loss	(79,162)	(10,845)	(76,608)	(152,409)
Operating expenses:
Selling expenses	(48,626)	(6,662)	(56,299)	(61,479)
General and administrative expenses	(404,372)	(55,399)	(330,078)	(311,160)
Operating loss	(532,160)	(72,906)	(462,985)	(525,048)
Interest expense (including interest expense to related party amounting to RMB16,790, RMB14,308 and RMB18,988 (US$2,601) for the years ended December 31, 2022, 2023 and 2024, respectively)	(193,199)	(26,468)	(165,669)	(120,357)
Foreign exchange (loss) gain, net	(17,468)	(2,393)	10,149	54,982
Interest income (including interest income from related party amounting to RMB6,961, RMB6,813 and RMB7,359 (US$1,008) for the years ended December 31, 2022, 2023 and 2024, respectively)	13,982	1,916	10,832	10,021
Change in fair value of derivative liability	166	23	5,207	1,015
Income from equity method investments	12,696	1,739	20,789	17,647
Loss on disposal of a subsidiary	48,497	6,644	(638)	(61,546)
Other expenses, net	(9,264)	(1,269)	(10,777)	(216,610)
Gain/ (loss) on sale of partial interests in an equity method investment	(120)	(16)	37,498	0
Changes in fair value of short-term investments	7,290	999	0	0
Loss before income tax	(669,580)	(91,731)	(555,594)	(839,896)
Income tax benefit	17,505	2,398	24,573	70,906
Net loss	(652,075)	(89,333)	(531,021)	(768,990)
Net loss attributable to noncontrolling interests	343,832	47,105	233,363	279,329
Net loss attributable to Concord Medical Services Holdings Limited	¥ (308,243)	$ (42,228)	¥ (297,658)	¥ (489,661)
Loss per share for Class A and Class B ordinary shares:
Basic | (per share)	¥ (2.35)	$ (0.32)	¥ (2.27)	¥ (3.74)
Diluted | (per share)	¥ (2.35)	$ (0.32)	¥ (2.27)	¥ (3.74)
Weighted average number of class A and class B ordinary shares outstanding:
Basic	131,053,858	131,053,858	131,053,858	131,053,858
Diluted	131,053,858	131,053,858	131,053,858	131,053,858
Other comprehensive income (loss), net of tax of nil
Foreign currency translation, net tax of nil	¥ (7,630)	$ (1,045)	¥ (6,480)	¥ (53,964)
Unrealized losses on available-for-sale securities, net	(4,299)	(589)	(31,173)
Total other comprehensive income (loss), net of tax	(11,929)	(1,634)	(37,653)	(53,964)
Comprehensive loss	(664,004)	(90,967)	(568,674)	(822,954)
Comprehensive loss attributable to noncontrolling interests	(343,832)	(47,105)	(233,363)	(279,329)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(320,172)	(43,862)	(335,311)	(543,625)
Equipment leasing revenues
Revenues, net of value-added tax	9,356	1,282	16,737	21,966
Cost of revenues	(8,034)	(1,101)	(14,824)	(18,905)
Services and other revenues
Revenues, net of value-added tax	292,455	40,066	420,201	364,412
Cost of revenues	(372,063)	(50,972)	(500,068)	(518,500)
Medicine income
Revenues, net of value-added tax	82,145	11,254	100,464	85,707
Cost of revenues	¥ (83,021)	$ (11,374)	¥ (99,118)	¥ (87,089)